Receivables from Customers, Net - Schedule of Receivables from Customers (Details) - USD ($)		Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Schedule of Receivables from Customers [Line Items]
Receivables related to securities brokerage services		$ 941,028	$ 609,939
Less: allowance for expected credit losses		(38)	(37)
Total receivables from customers, net			3,709
Third parties [Member]
Schedule of Receivables from Customers [Line Items]
Unsettled trades on trade-date basis		234,156	26,603
Overdue balances on settlement dates	[1]	589,771	54,931
Receivables related to advisory fees		99,745	99,031
Receivables related to due diligence services		19,949
Receivables related to introducing and referral services		75,423	30,790
Receivables related to investment management services		7,866
Receivables related to underwriting and placement services			43,318
Receivables related to securities brokerage services		1,026,910	254,673
Less: allowance for expected credit losses		(55,554)	(6,610)
Total receivables from customers, net		971,356	248,063
Related parties [Member]
Schedule of Receivables from Customers [Line Items]
Overdue balances on settlement dates	[1]		3,740
Less: allowance for expected credit losses			$ (31)

[1]	According to the contracts entered into between the Group and its customers, the Group shall charge its customers on amounts due on brokerage transactions which are not yet duly settled on settlement dates, an interest at Hong Kong Prime Lending Rate plus 8% per annum. Further according to the terms set out in the contracts, the Group is entitled to liquidate the security positions it holds on behalf of the particular customers in order to recover the receivable balances in cases of default. As of September 30, 2024 and March 31, 2024, the Group maintained a weighted average Loan-To-Value ratio of 0.95% and 0.23% against these balances, respectively.